Property and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Canadian Personal And Business Banking [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 70	$ 860
Canadian Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5	0
U.S. Commercial Banking and Wealth Management [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	31	219
Capital Markets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	20	166
Corporate and Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ 644	$ 17